Stockholders' Equity - Warrants (Details)	1 Months Ended	9 Months Ended
	Dec. 31, 2020 D $ / shares shares	Sep. 30, 2021 item $ / shares shares
Class of Warrant or Right [Line Items]
Number of shares issuable per warrant | shares		1
Share Price	$ 10.00	$ 10.00
Public Warrants exercisable term from the closing of the initial public offering		12 months
Threshold maximum period for registration statement to become effective after business combination		60 days
Maximum period after business combination in which to file registration statement		15 days
Warrants expiration term		5 years
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding | shares	0
Warrant [Member] | Class A Common Stock
Class of Warrant or Right [Line Items]
Number of shares issuable per warrant | shares	1
Share Price	$ 11.50
PublicWarrantsMember
Class of Warrant or Right [Line Items]
Public Warrants exercisable term from the closing of the initial public offering	12 months
Threshold period for filling registration statement after business combination	30 days
Threshold maximum period for registration statement to become effective after business combination	15 days
Maximum period after business combination in which to file registration statement	60 days
Warrants expiration term	5 years
PublicWarrantsMember | Class A Common Stock
Class of Warrant or Right [Line Items]
Share Price	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%
Threshold consecutive trading days for redemption of public warrants | D	20
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Threshold consecutive trading days for redemption of public warrants | item		30
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Class Of Warrant Or Right Redemption Price Of Warrants Or Rights		0.01
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | PublicWarrantsMember
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	180
Class Of Warrant Or Right Redemption Price Of Warrants Or Rights	$ 0.01
Threshold number of business days before sending notice of redemption to warrant holders | D	30
Threshold trading days for redemption of public warrants | D	20
Threshold number of trading days before sending notice of redemption to warrant holders	3 days
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)		10.00
Class Of Warrant Or Right Redemption Price Of Warrants Or Rights		$ 0.10
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 | PublicWarrantsMember
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	100
Class Of Warrant Or Right Redemption Price Of Warrants Or Rights	$ 0.10
Threshold number of business days before sending notice of redemption to warrant holders | D	30